Schedule of Investments (unaudited) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Air Industries Group(a)	53,162	$122,273
CPI Aerostructures Inc.(a)(b)	28,869	194,288
Ducommun Inc.(a)	25,725	1,299,884
Innovative Solutions & Support Inc.(a)(b)	34,153	199,454
Maxar Technologies Inc.(a)	142,044	2,225,829
National Presto Industries Inc.	11,682	1,032,572
Park Aerospace Corp.	42,289	688,042
Vectrus Inc.(a)	27,126	1,390,479

		7,152,821

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)(b)	63,781	1,320,267
Radiant Logistics Inc.(a)(b)	93,395	520,210

		1,840,477

Airlines — 0.0%
Mesa Air Group Inc.(a)(b)	48,651	434,940

Auto Components — 0.6%
Horizon Global Corp.(a)(b)	48,357	168,766
Modine Manufacturing Co.(a)	117,662	905,997
Motorcar Parts of America Inc.(a)(b)	44,782	986,548
Shiloh Industries Inc.(a)(b)	37,872	134,824
Stoneridge Inc.(a)(b)	63,092	1,849,857
Strattec Security Corp.	9,016	200,245
Superior Industries International Inc.	58,695	216,585
Unique Fabricating Inc.	15,753	60,807
Workhorse Group Inc.(a)(b)	129,338	393,188

		4,916,817

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	21,572	34,731

Banks — 16.0%
1st Constitution Bancorp.	22,054	488,055
ACNB Corp.	17,334	655,572
Allegiance Bancshares Inc.(a)(b)	46,695	1,755,732
Amalgamated Bank, Class A	34,248	666,124
Amerant Bancorp Inc.(a)	46,270	1,008,223
American National Bankshares Inc.	27,785	1,099,452
AmeriServ Financial Inc.	77,330	324,786
Ames National Corp.	23,544	660,645
Arrow Financial Corp.	32,673	1,235,039
Atlantic Capital Bancshares Inc.(a)(b)	55,154	1,012,076
Bancorp. Inc. (The)(a)	119,884	1,554,895
Bank First Corp.(b)	14,083	985,951
Bank of Commerce Holdings	51,345	594,062
Bank of Marin Bancorp.	33,869	1,525,798
Bank of Princeton (The)	15,367	483,907
Bank7 Corp.(b)	9,158	173,636
BankFinancial Corp.	37,600	491,808
Bankwell Financial Group Inc.	19,631	566,158
Bar Harbor Bankshares	37,968	964,008
Baycom Corp.(a)(b)	27,717	630,285
BCB Bancorp. Inc.	37,994	523,937
Bridge Bancorp. Inc.	41,200	1,381,436
Bryn Mawr Bank Corp.	49,299	2,033,091
Business First Bancshares Inc.	31,805	792,899
Byline Bancorp Inc.	59,979	1,173,789
C&F Financial Corp.	8,312	459,903
Cambridge Bancorp.	9,949	797,412

Security	Shares	Value

Banks (continued)
Camden National Corp.	38,538	$1,775,060
Capital Bancorp Inc/MD(a)	20,126	299,676
Capital City Bank Group Inc.	34,377	1,048,498
Capstar Financial Holdings Inc.	37,716	627,971
Carolina Financial Corp.(b)	52,138	2,253,926
Carolina Trust Bancshares Inc.(a)	6,040	78,822
Carter Bank & Trust(a)(b)	54,687	1,297,176
CB Financial Services Inc.	12,219	368,281
CBTX Inc.	43,588	1,356,459
Central Valley Community Bancorp.	30,569	662,430
Century Bancorp. Inc./MA, Class A, NVS	7,049	634,128
Chemung Financial Corp.	9,040	384,200
Citizens & Northern Corp.	31,364	886,033
Citizens Holding Co.	3,961	86,667
Civista Bancshares Inc.	39,031	936,744
CNB Financial Corp./PA	37,356	1,220,794
Coastal Financial Corp/WA(a)(b)	20,818	342,872
Codorus Valley Bancorp. Inc.	26,081	600,645
Colony Bankcorp Inc.	17,978	296,637
Community Bankers Trust Corp.	63,128	560,577
Community Trust Bancorp. Inc.	38,409	1,791,396
ConnectOne Bancorp. Inc.	82,761	2,128,613
County Bancorp. Inc.	10,636	272,601
CrossFirst Bankshares Inc.(a)	16,528	238,334
Customers Bancorp. Inc.(a)	68,763	1,637,247
Dime Community Bancshares Inc.	76,440	1,596,832
Enterprise Bancorp. Inc./MA	22,630	766,478
Equity Bancshares Inc., Class A(a)(b)	36,115	1,114,870
Esquire Financial Holdings Inc.(a)	16,609	432,997
Evans Bancorp. Inc.	13,353	535,455
Farmers & Merchants Bancorp. Inc./Archbold OH	25,132	757,730
Farmers National Banc Corp.	67,597	1,103,183
Financial Institutions Inc.	39,468	1,266,923
First Bancorp. Inc./ME	28,488	861,192
First Bancshares Inc. (The)	42,315	1,503,029
First Bank/Hamilton NJ	47,578	525,737
First Business Financial Services Inc.	21,911	576,917
First Choice Bancorp.	25,007	674,189
First Community Bankshares Inc.	39,341	1,220,358
First Community Corp./SC(b)	20,390	440,628
First Financial Corp./IN	31,770	1,452,524
First Financial Northwest Inc.	22,674	338,750
First Foundation Inc.	96,739	1,683,259
First Internet Bancorp.	23,683	561,524
First Mid Bancshares Inc.	37,323	1,315,636
First Northwest Bancorp.	28,240	511,991
First of Long Island Corp. (The)	59,029	1,480,447
First U.S. Bancshares Inc.	18,345	212,985
First United Corp.	18,595	447,954
Flushing Financial Corp.	65,361	1,412,124
FNCB Bancorp Inc.	43,816	370,245
Franklin Financial Network Inc.	32,732	1,123,690
Franklin Financial Services Corp.	10,916	422,340
FVCBankcorp Inc.(a)	31,248	545,903
German American Bancorp. Inc.	61,332	2,184,646
Great Southern Bancorp. Inc.	28,063	1,776,949
Guaranty Bancshares Inc./TX	21,465	705,769
Hanmi Financial Corp.	72,127	1,442,179
Harborone Bancorp Inc.(a)	72,779	799,841
Hawthorn Bancshares Inc.	14,941	380,995

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
HBT Financial Inc.(a)	21,592	$410,032
Heritage Commerce Corp.	130,063	1,668,708
HomeTrust Bancshares Inc.	40,872	1,096,596
Horizon Bancorp Inc./IN	95,354	1,811,726
Howard Bancorp. Inc.(a)(b)	32,977	556,652
Independent Bank Corp./MI	55,011	1,245,999
Investar Holding Corp.	26,235	629,640
Lakeland Bancorp. Inc.	122,535	2,129,658
LCNB Corp.	32,275	622,907
Level One Bancorp. Inc.	12,306	309,619
Limestone Bancorp. Inc.(a)(b)	11,068	199,224
Macatawa Bank Corp.	72,258	804,232
Mackinac Financial Corp.	26,415	461,206
MainStreet Bancshares Inc.(a)(b)	19,111	439,553
Mercantile Bank Corp.	40,770	1,486,882
Meridian Corp.(a)(b)	4,428	89,401
Metrocity Bankshares Inc.	35,637	624,004
Metropolitan Bank Holding Corp.(a)	17,863	861,532
Mid Penn Bancorp. Inc.	17,476	503,309
Midland States Bancorp. Inc.	52,867	1,531,028
MidWestOne Financial Group Inc.	29,389	1,064,763
MutualFirst Financial Inc.	14,746	584,974
MVB Financial Corp.	24,636	613,929
National Bankshares Inc.	15,376	690,844
Nicolet Bankshares Inc.(a)(b)	21,038	1,553,656
Northeast Bank(a)	20,262	445,561
Northrim BanCorp. Inc.	16,496	631,797
Norwood Financial Corp.	14,954	581,711
Ohio Valley Banc Corp.	10,263	406,620
Old Second Bancorp. Inc.(b)	80,804	1,088,430
Origin Bancorp Inc.(b)	46,146	1,746,165
Orrstown Financial Services Inc.	26,487	599,136
Pacific Mercantile Bancorp.(a)	50,250	408,030
Parke Bancorp. Inc.	23,552	597,985
PCB Bancorp.	32,441	560,580
Peapack Gladstone Financial Corp.	46,643	1,441,269
Penns Woods Bancorp. Inc.	18,182	646,552
Peoples Bancorp. Inc./OH	46,322	1,605,521
Peoples Financial Services Corp.	16,958	853,835
People’s Utah Bancorp.	39,607	1,192,963
Preferred Bank/Los Angeles CA	33,619	2,020,166
Premier Financial Bancorp. Inc.	33,703	611,372
QCR Holdings Inc.(b)	36,445	1,598,478
RBB Bancorp.	41,578	880,206
Reliant Bancorp Inc.	26,514	589,671
Republic Bancorp. Inc./KY, Class A	23,926	1,119,737
Republic First Bancorp. Inc.(a)	110,631	462,438
Richmond Mutual BanCorp. Inc.(a)(b)	32,242	514,582
Riverview Financial Corp.(b)	7,027	87,767
SB One Bancorp.	24,697	615,449
Select Bancorp. Inc.(a)	45,970	565,431
Shore Bancshares Inc.	39,475	685,286
Sierra Bancorp.	37,210	1,083,555
Silvergate Capital Corp., Class A(a)	2,825	44,946
SmartFinancial Inc.	32,635	771,818
South Plains Financial Inc.	22,193	463,168
Southern First Bancshares Inc.(a)	19,382	823,541
Southern National Bancorp. of Virginia Inc.	55,589	908,880
Spirit of Texas Bancshares Inc.(a)	34,241	787,543
Stock Yards Bancorp. Inc.	49,225	2,021,178

Security	Shares	Value

Banks (continued)
Summit Financial Group Inc.	27,891	$755,567
TriState Capital Holdings Inc.(a)(b)	61,441	1,604,839
Triumph Bancorp. Inc.(a)(b)	56,740	2,157,255
United Security Bancshares/Fresno CA	41,951	450,134
Unity Bancorp. Inc.	22,132	499,519
Univest Financial Corp.	69,692	1,866,352
Washington Trust Bancorp. Inc.	38,257	2,057,844
West Bancorp. Inc.	41,123	1,053,982

		140,267,668

Beverages — 0.3%
Alkaline Water Co. Inc. (The)(a)(b)	87,672	111,344
Celsius Holdings Inc.(a)(b)	61,324	296,195
Craft Brew Alliance Inc.(a)(b)	28,064	463,056
Eastside Distilling Inc.(a)(b)	19,394	57,212
New Age Beverages Corp.(a)(b)	180,726	328,921
Primo Water Corp.(a)(b)	85,756	962,611
Reed’s Inc.(a)	52,919	48,156

		2,267,495

Biotechnology — 16.0%
89bio Inc.(a)	3,942	103,635
Abeona Therapeutics Inc.(a)(b)	77,174	252,359
Achillion Pharmaceuticals Inc.(a)	330,638	1,993,747
Acorda Therapeutics Inc.(a)(b)	108,938	222,234
Adamas Pharmaceuticals Inc.(a)(b)	54,856	207,904
ADMA Biologics Inc.(a)(b)	121,813	487,248
Aduro Biotech Inc.(a)(b)	162,416	191,651
Adverum Biotechnologies Inc.(a)(b)	131,402	1,513,751
Aeglea BioTherapeutics Inc.(a)	63,720	486,821
Aeterna Zentaris Inc.(a)(b)	42,638	38,801
Affimed NV(a)(b)	159,749	437,712
Agenus Inc.(a)(b)	260,150	1,058,810
AgeX Therapeutics Inc.(a)(b)	52,024	94,684
Aileron Therapeutics Inc.(a)(b)	55,160	31,607
Akebia Therapeutics Inc.(a)(b)	284,862	1,800,328
Akero Therapeutics Inc.(a)	11,455	254,244
Albireo Pharma Inc.(a)(b)	25,999	660,895
Aldeyra Therapeutics Inc.(a)	54,786	318,307
Allena Pharmaceuticals Inc.(a)(b)	31,080	84,848
Alpine Immune Sciences Inc.(a)(b)	10,557	40,539
Altimmune Inc.(a)(b)	31,241	59,045
AMAG Pharmaceuticals Inc.(a)	82,421	1,003,064
Anavex Life Sciences Corp.(a)(b)	106,654	276,234
Anika Therapeutics Inc.(a)(b)	32,443	1,682,170
Anixa Biosciences Inc.(a)(b)	43,561	142,880
Applied Genetic Technologies Corp./DE(a)(b)	35,833	161,965
Applied Therapeutics Inc.(a)	15,201	414,683
Aprea Therapeutics Inc.(a)	15,333	703,631
Aptinyx Inc.(a)(b)	36,826	125,945
AquaBounty Technologies Inc.(a)(b)	33,275	72,207
Aravive Inc.(a)	18,252	249,505
Arbutus Biopharma Corp.(a)(b)	90,626	251,940
Arcturus Therapeutics Ltd.(a)(b)	20,329	220,976
Arcus Biosciences Inc.(a)	77,919	786,982
Ardelyx Inc.(a)	114,141	856,628
Armata Pharmaceuticals Inc.(a)(b)	9,738	31,649
ArQule Inc.(a)(b)	268,324	5,355,747
Assembly Biosciences Inc.(a)(b)	55,153	1,128,430
Athersys Inc.(a)(b)	317,467	390,484
Atreca Inc., Class A(a)(b)	15,601	241,347

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices Inc.(a)(b)	137,132	$1,051,802
Avrobio Inc.(a)(b)	49,876	1,004,004
Axcella Health Inc.(a)	2,626	10,530
AzurRx BioPharma Inc.(a)	44,089	45,853
Baudax Bio Inc.(a)(b)	18,847	130,421
Bellicum Pharmaceuticals Inc.(a)(b)	114,228	147,354
Beyondspring Inc.(a)	29,149	451,809
BioCryst Pharmaceuticals Inc.(a)	351,662	1,213,234
Bio-Path Holdings Inc.(a)(b)	4,908	39,215
BioSpecifics Technologies Corp.(a)(b)	15,174	864,008
Bioxcel Therapeutics Inc.(a)(b)	15,079	220,304
BrainStorm Cell Therapeutics Inc.(a)(b)	50,515	216,204
Cabaletta Bio Inc.(a)	4,043	56,481
Calithera Biosciences Inc.(a)	113,970	650,769
Calyxt Inc.(a)	23,814	166,936
CASI Pharmaceuticals Inc.(a)(b)	122,583	378,781
Castle Biosciences Inc.(a)(b)	8,856	304,381
Catabasis Pharmaceutical Inc.(a)(b)	27,545	162,791
Catalyst Biosciences Inc.(a)(b)	28,849	196,462
Catalyst Pharmaceuticals Inc.(a)(b)	233,130	874,237
Celcuity Inc.(a)	14,448	153,727
Celldex Therapeutics Inc.(a)(b)	35,151	78,387
Cellular Biomedicine Group Inc.(a)(b)	29,378	477,099
CEL-SCI Corp.(a)(b)	65,377	598,200
Celsion Corp.(a)(b)	46,070	78,780
Centogene NV(a)	887	8,932
Checkpoint Therapeutics Inc.(a)(b)	57,944	99,664
ChemoCentryx Inc.(a)	97,870	3,870,758
Chimerix Inc.(a)	116,381	236,253
Cidara Therapeutics Inc.(a)(b)	54,812	210,478
Cohbar Inc.(a)(b)	64,087	102,539
Concert Pharmaceuticals Inc.(a)(b)	52,202	481,563
Constellation Pharmaceuticals Inc.(a)	37,475	1,765,447
Corbus Pharmaceuticals Holdings Inc.(a)(b)	144,523	789,096
Cortexyme Inc.(a)(b)	23,489	1,318,672
Corvus Pharmaceuticals Inc.(a)(b)	37,043	201,514
Crinetics Pharmaceuticals Inc.(a)(b)	27,613	692,810
Cue Biopharma Inc.(a)(b)	47,265	750,332
Curis Inc.(a)(b)	69,315	117,836
Cyclerion Therapeutics Inc.(a)(b)	57,513	156,435
Cytokinetics Inc.(a)(b)	134,949	1,431,809
CytomX Therapeutics Inc.(a)(b)	110,788	920,648
Deciphera Pharmaceuticals Inc.(a)	46,229	2,877,293
DiaMedica Therapeutics Inc.(a)	23,364	113,315
Dicerna Pharmaceuticals Inc.(a)(b)	125,571	2,766,329
Dyadic International Inc.(a)(b)	46,377	240,233
Dynavax Technologies Corp.(a)(b)	202,380	1,157,614
Eidos Therapeutics Inc.(a)	26,985	1,548,669
Eiger BioPharmaceuticals Inc.(a)	56,481	841,567
Enochian Biosciences Inc.(a)(b)	14,703	73,809
Entasis Therapeutics Holdings Inc.(a)(b)	14,366	71,399
Equillium Inc.(a)(b)	14,459	48,871
Evelo Biosciences Inc.(a)(b)	33,522	136,099
Fennec Pharmaceuticals Inc.(a)(b)	31,945	207,004
Five Prime Therapeutics Inc.(a)	83,004	380,988
Flexion Therapeutics Inc.(a)(b)	82,288	1,703,362
Fortress Biotech Inc.(a)(b)	105,103	270,115
Forty Seven Inc.(a)(b)	54,083	2,129,248
Frequency Therapeutics Inc.(a)(b)	13,654	239,355
Galectin Therapeutics Inc.(a)(b)	95,157	272,149

Security	Shares	Value

Biotechnology (continued)
Galera Therapeutics Inc.(a)	1,106	$14,555
Geron Corp.(a)(b)	423,675	576,198
GlycoMimetics Inc.(a)(b)	82,890	438,488
Gritstone Oncology Inc.(a)	60,814	545,502
Harpoon Therapeutics Inc.(a)	17,447	258,041
Homology Medicines Inc.(a)	59,799	1,237,839
Hookipa Pharma Inc.(a)(b)	9,929	121,432
Ideaya Biosciences Inc.(a)(b)	6,662	49,965
Idera Pharmaceuticals Inc.(a)(b)	55,873	101,689
IGM Biosciences Inc.(a)	10,332	394,269
Immunic Inc.(a)(b)	2,677	25,967
ImmunoGen Inc.(a)	353,701	1,805,644
Infinity Pharmaceuticals Inc.(a)(b)	97,769	93,858
Inmune Bio Inc.(a)(b)	2,599	15,074
Inovio Pharmaceuticals Inc.(a)(b)	222,729	735,006
Intellia Therapeutics Inc.(a)(b)	93,709	1,374,711
IVERIC bio Inc.(a)	100,868	865,447
Jounce Therapeutics Inc.(a)(b)	39,892	348,257
Kadmon Holdings Inc.(a)(b)	362,355	1,641,468
KalVista Pharmaceuticals Inc.(a)(b)	28,596	509,295
Karuna Therapeutics Inc.(a)(b)	11,104	836,575
Karyopharm Therapeutics Inc.(a)(b)	142,711	2,735,770
Kezar Life Sciences Inc.(a)(b)	37,688	151,129
Kindred Biosciences Inc.(a)(b)	90,076	763,844
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	34,717	383,970
Kodiak Sciences Inc.(a)(b)	56,586	4,071,363
Krystal Biotech Inc.(a)(b)	25,494	1,411,858
Kura Oncology Inc.(a)(b)	83,057	1,142,034
La Jolla Pharmaceutical Co.(a)	50,106	196,917
Leap Therapeutics Inc.(a)(b)	29,560	33,107
Lineage Cell Therapeutics Inc.(a)	261,102	232,381
LogicBio Therapeutics Inc.(a)(b)	19,570	140,904
MacroGenics Inc.(a)(b)	116,320	1,265,562
Magenta Therapeutics Inc.(a)(b)	47,435	719,115
MannKind Corp.(a)(b)	453,271	584,720
Marker Therapeutics Inc.(a)(b)	64,323	185,250
MediciNova Inc.(a)(b)	101,379	683,294
MEI Pharma Inc.(a)	170,079	421,796
MeiraGTx Holdings PLC(a)(b)	41,377	828,368
Merrimack Pharmaceuticals Inc.	26,166	82,423
Mersana Therapeutics Inc.(a)(b)	88,053	504,544
Millendo Therapeutics Inc.(a)(b)	22,110	149,021
Minerva Neurosciences Inc.(a)(b)	71,795	510,462
Miragen Therapeutics Inc.(a)	68,627	32,934
Mirum Pharmaceuticals Inc.(a)(b)	6,446	158,056
Molecular Templates Inc.(a)	41,273	577,203
Moleculin Biotech Inc.(a)(b)	96,973	88,740
Morphic Holding Inc.(a)(b)	11,850	203,346
Mustang Bio Inc.(a)(b)	66,760	272,381
NantKwest Inc.(a)(b)	71,547	271,163
Neon Therapeutics Inc.(a)(b)	34,359	40,544
Neurotrope Inc.(a)(b)	31,489	30,929
NewLink Genetics Corp.(a)(b)	75,288	190,479
NextCure Inc.(a)	33,432	1,883,225
Novavax Inc.(a)(b)	56,526	224,973
Nymox Pharmaceutical Corp.(a)(b)	90,287	198,631
Oncocyte Corp.(a)	55,778	125,501
Oncternal Therapeutics Inc.(a)(b)(c)	1,634	3,350
Organogenesis Holdings Inc.(a)	25,034	120,414
Organovo Holdings Inc.(a)(b)	312,534	111,168

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Orgenesis Inc.(a)(b)	30,313	$141,259
Ovid therapeutics Inc.(a)(b)	58,966	244,709
Oyster Point Pharma Inc.(a)(b)	11,828	289,076
Palatin Technologies Inc.(a)(b)	487,743	381,513
PDL BioPharma Inc.(a)	282,454	916,563
Pfenex Inc.(a)	72,837	799,750
PhaseBio Pharmaceuticals Inc.(a)	33,405	204,105
Pieris Pharmaceuticals Inc.(a)(b)	112,425	406,978
PolarityTE Inc.(a)(b)	35,450	92,170
Precision BioSciences Inc.(a)(b)	85,301	1,184,831
Prevail Therapeutics Inc.(a)	17,781	281,473
Principia Biopharma Inc.(a)	43,686	2,393,119
Progenics Pharmaceuticals Inc.(a)(b)	211,503	1,076,550
Protagonist Therapeutics Inc.(a)(b)	41,047	289,381
Proteostasis Therapeutics Inc.(a)(b)	103,206	235,310
Prothena Corp. PLC(a)(b)	99,383	1,573,233
Ra Pharmaceuticals Inc.(a)	83,541	3,920,579
Rapt Therapeutics Inc.(a)	2,009	55,468
Replimune Group Inc.(a)(b)	28,266	405,617
Rhythm Pharmaceuticals Inc.(a)	64,993	1,492,239
Rigel Pharmaceuticals Inc.(a)(b)	411,433	880,467
Rocket Pharmaceuticals Inc.(a)(b)	72,795	1,656,814
Savara Inc.(a)(b)	77,695	348,074
Scholar Rock Holding Corp.(a)	41,691	549,487
Selecta Biosciences Inc.(a)(b)	79,164	188,410
Seres Therapeutics Inc.(a)(b)	86,974	300,060
Sesen Bio Inc.(a)	233,547	242,889
Soleno Therapeutics Inc.(a)	48,665	143,075
Solid Biosciences Inc.(a)	46,911	208,754
Sorrento Therapeutics Inc.(a)(b)	302,819	1,023,528
Spero Therapeutics Inc.(a)(b)	25,687	246,981
Spring Bank Pharmaceuticals Inc.(a)(b)	30,502	48,193
SpringWorks Therapeutics Inc.(a)(b)	24,790	954,167
Stemline Therapeutics Inc.(a)(b)	108,601	1,154,429
Sunesis Pharmaceuticals Inc.(a)(b)	122,675	41,427
Surface Oncology Inc.(a)(b)	28,602	53,772
Sutro Biopharma Inc.(a)	26,394	290,334
Syndax Pharmaceuticals Inc.(a)(b)	48,689	427,489
Synlogic Inc.(a)(b)	38,245	98,672
Synthorx Inc.(a)	23,241	1,624,313
Syros Pharmaceuticals Inc.(a)(b)	84,462	583,632
T2 Biosystems Inc.(a)(b)	77,835	91,067
TCR2 Therapeutics Inc.(a)(b)	28,338	404,667
TG Therapeutics Inc.(a)(b)	200,723	2,228,025
Tocagen Inc.(a)(b)	51,215	27,308
Translate Bio Inc.(a)	77,098	627,578
Trevena Inc.(a)	222,793	187,347
Twist Bioscience Corp.(a)(b)	52,561	1,103,781
Tyme Technologies Inc.(a)(b)	144,871	202,819
UNITY Biotechnology Inc.(a)(b)	65,195	470,056
Unum Therapeutics Inc.(a)(b)	29,974	21,587
Vaccinex Inc.(a)(b)	3,296	15,986
Vanda Pharmaceuticals Inc.(a)	125,861	2,065,379
VBI Vaccines Inc.(a)(b)	332,822	459,294
Verastem Inc.(a)(b)	172,642	231,340
Vericel Corp.(a)	106,534	1,853,692
Viking Therapeutics Inc.(a)(b)	157,381	1,262,196
Voyager Therapeutics Inc.(a)	58,480	815,796
vTv Therapeutics Inc., Class A(a)(b)	24,947	42,410
X4 Pharmaceuticals Inc.(a)(b)	26,168	279,998

Security	Shares	Value

Biotechnology (continued)
XBiotech Inc.(a)(b)	46,450	$866,989
XOMA Corp.(a)	14,548	397,160
Y-mAbs Therapeutics Inc.(a)(b)	53,733	1,679,156
Zafgen Inc.(a)(b)	87,294	96,896
ZIOPHARM Oncology Inc.(a)(b)	387,285	1,827,985

		140,667,162

Building Products — 0.9%
Alpha Pro Tech Ltd.(a)(b)	33,177	113,797
Armstrong Flooring Inc.(a)(b)	41,090	175,454
Caesarstone Ltd.	53,494	806,154
CSW Industrials Inc.	35,428	2,727,956
Insteel Industries Inc.	44,612	958,712
PGT Innovations Inc.(a)(b)	135,187	2,015,638
Quanex Building Products Corp.	80,097	1,368,057
Tecogen Inc.(a)(b)	45,481	96,420

		8,262,188

Capital Markets — 1.2%
Ashford Inc.(a)(b)	3,102	73,207
B. Riley Financial Inc.	49,760	1,252,957
Cowen Inc., Class A(a)(b)	67,705	1,066,354
Diamond Hill Investment Group Inc.	7,358	1,033,505
Donnelley Financial Solutions Inc.(a)(b)	73,653	771,147
GAIN Capital Holdings Inc.	44,027	173,907
Great Elm Capital Group Inc.(a)(b)	49,319	164,725
Greenhill & Co. Inc.	37,403	638,843
Hennessy Advisors Inc.	12,086	121,827
INTL. FCStone Inc.(a)	37,548	1,833,469
Ladenburg Thalmann Financial Services Inc.	283,404	986,246
Manning & Napier Inc.	34,811	60,571
Medley Management Inc., Class A	12,791	37,861
National Holdings Corp.(a)	12,049	30,725
Oppenheimer Holdings Inc., Class A, NVS	22,428	616,321
Pzena Investment Management Inc., Class A	42,606	367,264
Safeguard Scientifics Inc.(b)	48,356	530,949
Siebert Financial Corp.(a)(b)	18,218	157,586
Silvercrest Asset Management Group Inc., Class A	21,968	276,357
Westwood Holdings Group Inc.	19,024	563,491

		10,757,312

Chemicals — 1.2%
Advanced Emissions Solutions Inc.	38,976	409,248
AgroFresh Solutions Inc.(a)(b)	73,094	188,583
American Vanguard Corp.	68,571	1,335,077
Amyris Inc.(a)(b)	126,828	391,898
Core Molding Technologies Inc.(a)	18,579	60,382
Flexible Solutions International Inc.	18,419	47,337
Flotek Industries Inc.(a)(b)	130,153	260,306
FutureFuel Corp.	60,296	747,067
Hawkins Inc.	22,820	1,045,384
Intrepid Potash Inc.(a)	229,234	621,224
Koppers Holdings Inc.(a)	44,802	1,712,332
LSB Industries Inc.(a)	54,293	228,031
Marrone Bio Innovations Inc.(a)(b)	127,395	128,669
Northern Technologies International Corp.	18,785	264,117
OMNOVA Solutions Inc.(a)	104,323	1,054,706
Rayonier Advanced Materials Inc.	116,194	446,185
Trecora Resources(a)	52,531	375,597
Tredegar Corp.	62,799	1,403,558

		10,719,701

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 1.3%
Acme United Corp.	6,262	$148,973
AMREP Corp.(a)(b)	4,634	27,711
Aqua Metals Inc.(a)(b)	137,160	103,597
ARC Document Solutions Inc.(a)	90,608	125,945
BioHiTech Global Inc.(a)(b)	17,624	29,961
CECO Environmental Corp.(a)	74,897	573,711
Charah Solutions Inc.(a)(b)	23,442	57,198
Ecology and Environment Inc., Class A	7,481	115,806
Ennis Inc.	60,011	1,299,238
Fuel Tech Inc.(a)	39,904	37,191
Heritage-Crystal Clean Inc.(a)(b)	36,089	1,132,112
Hudson Technologies Inc.(a)	97,386	95,195
Kimball International Inc., Class B, NVS	85,585	1,769,042
NL Industries Inc.(a)(b)	21,385	83,615
Odyssey Marine Exploration Inc.(a)(b)	21,027	67,076
Performant Financial Corp.(a)(b)	90,329	92,136
Perma-Fix Environmental Services(a)(b)	29,013	264,018
PICO Holdings Inc.(a)	44,402	493,750
Quest Resource Holding Corp.(a)	12,659	27,597
RR Donnelley & Sons Co.	166,109	656,131
SP Plus Corp.(a)	55,026	2,334,753
Team Inc.(a)(b)	71,547	1,142,606
VSE Corp.	20,878	794,199

		11,471,561

Communications Equipment — 1.2%
Applied Optoelectronics Inc.(a)(b)	45,711	543,047
Aviat Networks Inc.(a)	11,960	168,038
BK Technologies Corp.(a)(b)	26,167	81,118
CalAmp Corp.(a)(b)	79,980	766,208
Calix Inc.(a)(b)	113,055	904,440
Cambium Networks Corp.(a)(b)	8,964	78,345
Clearfield Inc.(a)(b)	27,027	376,756
ClearOne Inc.(a)	17,925	29,755
Comtech Telecommunications Corp.	56,634	2,009,941
DASAN Zhone Solutions Inc.(a)(b)	19,335	171,308
Digi International Inc.(a)	66,333	1,175,421
EMCORE Corp.(a)(b)	70,892	215,512
Harmonic Inc.(a)(b)	210,050	1,638,390
Inseego Corp.(a)(b)	108,153	792,761
KVH Industries Inc.(a)(b)	40,745	453,492
Lantronix Inc.(a)(b)	32,977	117,068
Network-1 Technologies Inc.	37,739	82,271
Optical Cable Corp.(a)	7,659	24,892
PC-Tel Inc.	43,714	370,258
Resonant Inc.(a)(b)	52,783	127,735
Ribbon Communications Inc.(a)	144,227	447,104
TESSCO Technologies Inc.	15,593	174,953
Westell Technologies Inc., Class A(a)	32,033	28,670

		10,777,483

Construction & Engineering — 1.4%
Aegion Corp.(a)(b)	72,365	1,618,805
Ameresco Inc., Class A(a)(b)	52,837	924,648
Argan Inc.	35,182	1,412,206
Concrete Pumping Holdings Inc.(a)(b)	40,096	219,325
Construction Partners Inc., Class A(a)(b)	34,223	577,342
Goldfield Corp. (The)(a)(b)	54,122	192,133
Great Lakes Dredge & Dock Corp.(a)(b)	145,346	1,646,770
HC2 Holdings Inc.(a)(b)	104,082	225,858
IES Holdings Inc.(a)(b)	20,475	525,389

Security	Shares	Value

Construction & Engineering (continued)
Infrastructure and Energy Alternatives Inc.(a)(b)	23,129	$74,475
Limbach Holdings Inc.(a)(b)	10,244	38,722
MYR Group Inc.(a)	38,585	1,257,485
Northwest Pipe Co.(a)	23,103	769,561
NV5 Global Inc.(a)(b)	24,905	1,256,457
Orion Group Holdings Inc.(a)(b)	69,806	362,293
Sterling Construction Co. Inc.(a)(b)	63,132	888,899

		11,990,368

Construction Materials — 0.1%
Forterra Inc.(a)(b)	44,871	518,709
U.S. Lime & Minerals Inc.	5,061	457,008

		975,717

Consumer Finance — 0.6%
Atlanticus Holdings Corp.(a)(b)	14,522	130,843
Consumer Portfolio Services Inc.(a)(b)	45,969	154,916
Curo Group Holdings Corp.(a)	37,411	455,666
Elevate Credit Inc.(a)	51,882	230,875
Enova International Inc.(a)(b)	78,117	1,879,495
EZCORP Inc., Class A, NVS(a)	120,658	822,888
Medallion Financial Corp.(a)	50,934	370,290
Nicholas Financial Inc.(a)(b)	20,323	167,461
Oportun Financial Corp.(a)(b)	17,215	409,717
Regional Management Corp.(a)(b)	20,732	622,582

		5,244,733

Containers & Packaging — 0.3%
Myers Industries Inc.	84,865	1,415,548
UFP Technologies Inc.(a)	16,248	806,063

		2,221,611

Distributors — 0.1%
Educational Development Corp.	15,531	95,981
Weyco Group Inc.	15,293	404,500

		500,481

Diversified Consumer Services — 0.6%
American Public Education Inc.(a)	36,412	997,325
Aspen Group Inc./CO(a)(b)	38,105	304,840
Carriage Services Inc.	39,202	1,003,571
Collectors Universe Inc.	18,620	429,191
HyreCar Inc.(a)(b)	29,827	78,445
Lincoln Educational Services Corp.(a)(b)	59,549	160,783
Regis Corp.(a)(b)	58,608	1,047,325
Select Interior Concepts Inc., Class A(a)	50,087	450,282
Universal Technical Institute Inc.(a)	44,199	340,774
Zovio Inc.(a)(b)	70,868	145,988

		4,958,524

Diversified Financial Services — 0.1%
Alerus Financial Corp.	1,507	34,435
A-Mark Precious Metals Inc.(a)	12,915	106,807
Marlin Business Services Corp.	22,652	497,891
On Deck Capital Inc.(a)(b)	151,946	629,056

		1,268,189

Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group Inc.(a)(b)	128,020	226,595
Anterix Inc.(a)(b)	26,311	1,136,898
Cincinnati Bell Inc.(a)	118,081	1,236,308
Consolidated Communications Holdings Inc.	164,701	639,040
Frontier Communications Corp.(a)(b)	245,910	218,762
IDT Corp., Class B(a)	40,269	290,339
Ooma Inc.(a)	48,463	641,166

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
ORBCOMM Inc.(a)	176,677	$743,810
Otelco Inc., Class A(a)	7,274	72,813
Pareteum Corp.(a)(b)	252,269	110,317

		5,316,048

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	34,916	269,901
Spark Energy Inc., Class A	27,622	254,951

		524,852

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.(b)	17,261	837,158
American Superconductor Corp.(a)(b)	50,787	398,678
Energous Corp.(a)(b)	69,336	122,725
LSI Industries Inc.	62,370	377,338
Orion Energy Systems Inc.(a)(b)	64,063	214,611
Plug Power Inc.(a)(b)	574,424	1,815,180
Polar Power Inc.(a)(b)	9,539	22,703
Powell Industries Inc.	21,202	1,038,686
Preformed Line Products Co.	7,370	444,779
Sunworks Inc.(a)(b)	2,482	3,103
TPI Composites Inc.(a)(b)	68,899	1,275,320
Ultralife Corp.(a)(b)	24,623	181,964
Vivint Solar Inc.(a)(b)	105,764	767,847

		7,500,092

Electronic Equipment, Instruments & Components — 1.8%
Airgain Inc.(a)	22,299	238,376
Akoustis Technologies Inc.(a)(b)	61,039	488,312
Arlo Technologies Inc.(a)(b)	178,146	749,995
Bel Fuse Inc., Class B, NVS	23,491	481,565
Coda Octopus Group Inc.(a)(b)	11,216	93,878
CTS Corp.	77,358	2,321,514
CUI Global Inc.(a)(b)	62,645	68,910
Daktronics Inc.	89,677	546,133
Data I/O Corp.(a)(b)	20,072	84,102
Digital Ally Inc.(a)(b)	20,155	20,558
FARO Technologies Inc.(a)	41,475	2,088,266
Frequency Electronics Inc.(a)(b)	13,199	134,762
Genasys Inc.(a)	80,473	263,147
Identiv Inc.(a)(b)	39,819	224,579
IEC Electronics Corp.(a)(b)	20,854	189,563
Intellicheck Inc.(a)(b)	37,969	284,388
Iteris Inc.(a)(b)	97,136	484,709
Key Tronic Corp.(a)(b)	27,876	151,645
Kimball Electronics Inc.(a)	58,897	1,033,642
LGL Group Inc. (The)(a)(b)	7,859	117,885
Luna Innovations Inc.(a)(b)	65,069	474,353
MicroVision Inc.(a)(b)	264,160	190,195
Napco Security Technologies Inc.(a)(b)	27,621	811,781
PAR Technology Corp.(a)(b)	28,071	862,903
PC Connection Inc.	26,732	1,327,511
Perceptron Inc.(a)	20,978	115,379
Powerfleet Inc.(a)(b)	50,174	326,633
Research Frontiers Inc.(a)(b)	62,516	188,173
RF Industries Ltd.	24,323	164,423
Richardson Electronics Ltd.	27,897	157,060
SMTC Corp.(a)(b)	39,340	133,363
Taitron Components Inc., Class A	6,727	19,105
Vishay Precision Group Inc.(a)(b)	25,254	858,636
Wireless Telecom Group Inc.(a)	44,810	64,078

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wrap Technologies Inc.(a)(b)	19,570	$125,052

		15,884,574

Energy Equipment & Services — 1.7%
Aspen Aerogels Inc.(a)	45,149	350,356
Covia Holdings Corp.(a)(b)	103,268	210,667
Dawson Geophysical Co.(a)(b)	53,913	129,391
DMC Global Inc.(b)	33,691	1,514,074
Era Group Inc.(a)	46,365	471,532
Exterran Corp.(a)	68,508	536,418
Geospace Technologies Corp.(a)(b)	31,321	525,253
Gulf Island Fabrication Inc.(a)(b)	33,219	168,420
Hermitage Offshore Services Ltd.(a)(b)	12,630	12,849
Independence Contract Drilling Inc.(a)(b)	115,763	115,393
ION Geophysical Corp.(a)(b)	25,545	221,731
Matrix Service Co.(a)(b)	63,307	1,448,464
Mitcham Industries Inc.(a)	33,408	95,881
Natural Gas Services Group Inc.(a)(b)	29,974	367,481
NCS Multistage Holdings Inc.(a)(b)	28,425	59,692
Newpark Resources Inc.(a)(b)	211,407	1,325,522
Nine Energy Service Inc.(a)(b)	37,606	294,079
Nuverra Environmental Solutions Inc.(a)(b)	4,697	13,598
Parker Drilling Co.(a)	21,790	490,275
Profire Energy Inc.(a)(b)	75,348	109,255
Quintana Energy Services Inc.(a)(b)	20,467	57,512
Ranger Energy Services Inc.(a)(b)	12,429	80,043
RigNet Inc.(a)	34,812	229,759
SEACOR Holdings Inc.(a)	40,790	1,760,088
SEACOR Marine Holdings Inc.(a)(b)	48,176	664,347
Seadrill Ltd.(a)(b)	142,407	361,714
Smart Sand Inc.(a)(b)	54,266	136,750
Solaris Oilfield Infrastructure Inc., Class A	73,495	1,028,930
TETRA Technologies Inc.(a)(b)	284,094	556,824
Tidewater Inc.(a)(b)	92,602	1,785,367
U.S. Well Services Inc.(a)	32,952	62,279

		15,183,944

Entertainment — 0.1%
Ballantyne Strong Inc.(a)	24,766	80,242
Cinedigm Corp., Class A(a)(b)	33,382	23,368
Gaia Inc.(a)(b)	25,586	204,432
LiveXLive Media Inc.(a)	80,039	123,660
Reading International Inc., Class A, NVS(a)(b)	45,547	509,671

		941,373

Equity Real Estate Investment Trusts (REITs) — 3.9%
Ashford Hospitality Trust Inc.	215,555	601,398
Bluerock Residential Growth REIT Inc.	53,961	650,230
Braemar Hotels & Resorts Inc.	72,532	647,711
BRT Apartments Corp.	24,754	420,075
CatchMark Timber Trust Inc., Class A	119,618	1,372,018
CBL & Associates Properties Inc.	398,686	418,620
Cedar Realty Trust Inc.	209,306	617,453
City Office REIT Inc.	121,941	1,648,642
Clipper Realty Inc.	36,385	385,681
Community Healthcare Trust Inc.	44,884	1,923,728
Condor Hospitality Trust Inc.	14,159	156,315
CorEnergy Infrastructure Trust Inc.	30,704	1,372,776
Farmland Partners Inc.	67,583	458,213
Front Yard Residential Corp.	119,001	1,468,472
Gladstone Commercial Corp.	75,475	1,649,883
Gladstone Land Corp.	47,490	615,945

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Medical REIT Inc.	75,865	$1,003,694
Independence Realty Trust Inc.	222,299	3,129,970
Innovative Industrial Properties Inc.(b)	26,425	2,004,865
Jernigan Capital Inc.	53,107	1,016,468
New Senior Investment Group Inc.	204,322	1,563,063
NexPoint Residential Trust Inc.	46,262	2,081,790
One Liberty Properties Inc.	38,652	1,050,948
Plymouth Industrial REIT Inc.	23,717	436,156
Postal Realty Trust Inc., Class A(b)	10,881	184,433
Preferred Apartment Communities Inc., Class A	108,225	1,441,557
Safehold Inc.	25,765	1,038,330
Sotherly Hotels Inc.	37,352	253,247
UMH Properties Inc.	88,422	1,390,878
Urstadt Biddle Properties Inc., Class A	72,440	1,799,410
Whitestone REIT	93,217	1,269,616

		34,071,585

Food & Staples Retailing — 0.9%
Chefs’ Warehouse Inc. (The)(a)(b)	58,423	2,226,501
HF Foods Group Inc.(a)(b)	16,790	327,405
Ingles Markets Inc., Class A	33,328	1,583,413
Natural Grocers by Vitamin Cottage Inc.(b)	22,389	220,979
Rite Aid Corp.(a)(b)	130,634	2,020,908
SpartanNash Co.	84,846	1,208,207
Village Super Market Inc., Class A	19,863	460,822

		8,048,235

Food Products — 0.6%
Alico Inc.	9,908	355,004
Farmer Bros. Co.(a)(b)	25,739	387,629
John B Sanfilippo & Son Inc.	20,613	1,881,555
Landec Corp.(a)(b)	60,809	687,750
Lifeway Foods Inc.(a)	10,852	21,595
Limoneira Co.	38,615	742,566
RiceBran Technologies(a)(b)	62,067	91,239
Rocky Mountain Chocolate Factory Inc.	15,023	138,662
S&W Seed Co.(a)(b)	33,349	70,033
Seneca Foods Corp., Class A(a)(b)	15,824	645,461

		5,021,494

Gas Utilities — 0.1%
RGC Resources Inc.	18,700	534,446

Health Care Equipment & Supplies — 3.9%
Accuray Inc.(a)(b)	213,838	603,023
Alphatec Holdings Inc.(a)(b)	92,784	658,302
AngioDynamics Inc.(a)	89,991	1,440,756
Antares Pharma Inc.(a)	393,861	1,851,147
Apollo Endosurgery Inc.(a)(b)	30,334	86,452
Apyx Medical Corp.(a)(b)	80,833	683,847
Axonics Modulation Technologies Inc.(a)(b)	37,668	1,043,780
Beyond Air Inc.(a)	16,063	84,009
Biolase Inc.(a)	25,320	13,994
BioLife Solutions Inc.(a)(b)	15,954	258,136
BioSig Technologies Inc.(a)(b)	38,144	225,812
Cerus Corp.(a)(b)	335,662	1,416,494
Chembio Diagnostics Inc.(a)(b)	40,259	183,581
Conformis Inc.(a)(b)	151,365	227,048
CryoPort Inc.(a)	76,495	1,259,108
Cutera Inc.(a)	33,578	1,202,428
CytoSorbents Corp.(a)(b)	73,875	284,419
Ekso Bionics Holdings Inc.(a)(b)	114,496	44,768

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ElectroCore Inc.(a)(b)	30,258	$48,110
Electromed Inc.(a)(b)	18,887	163,373
Endologix Inc.(a)(b)	40,683	64,279
FONAR Corp.(a)	15,780	310,708
GenMark Diagnostics Inc.(a)	133,929	644,198
Helius Medical Technologies Inc.(a)	58,790	57,026
Heska Corp.(a)(b)	17,035	1,634,338
IntriCon Corp.(a)(b)	19,629	353,322
Invacare Corp.	81,348	733,759
iRadimed Corp.(a)(b)	10,788	252,223
IRIDEX Corp.(a)(b)	32,466	72,724
Lantheus Holdings Inc.(a)(b)	92,461	1,896,375
LeMaitre Vascular Inc.(b)	39,296	1,412,691
Meridian Bioscience Inc.	101,812	994,703
Mesa Laboratories Inc.(b)	9,307	2,321,166
Microbot Medical Inc.(a)	8,504	86,486
Misonix Inc.(a)(b)	17,662	328,690
Motus GI Holdings Inc.(a)	26,410	60,479
Neuronetics Inc.(a)(b)	32,021	143,774
OraSure Technologies Inc.(a)(b)	148,676	1,193,868
OrthoPediatrics Corp.(a)(b)	21,507	1,010,614
PAVmed Inc.(a)(b)	45,308	54,370
Pro-Dex Inc.(a)(b)	6,073	106,581
Pulse Biosciences Inc.(a)(b)	27,414	367,622
RA Medical Systems Inc.(a)(b)	19,304	21,814
Rockwell Medical Inc.(a)	148,481	362,294
RTI Surgical Holdings Inc.(a)(b)	138,959	380,748
SeaSpine Holdings Corp.(a)	38,569	463,214
Senseonics Holdings Inc.(a)(b)	289,971	265,613
Sensus Healthcare Inc.(a)(b)	28,153	99,662
SI-BONE Inc.(a)	39,792	855,528
Sientra Inc.(a)	93,306	834,156
Soliton Inc.(a)(b)	12,657	138,974
Strata Skin Sciences Inc.(a)(b)	32,935	68,505
Surmodics Inc.(a)	31,912	1,322,114
Tela Bio Inc.(a)	1,962	25,408
TransEnterix Inc.(a)(b)	35,585	52,310
TransMedics Group Inc.(a)(b)	30,667	582,980
Utah Medical Products Inc.	8,532	920,603
Vapotherm Inc.(a)(b)	35,476	431,388
Vermillion Inc.(a)(b)	91,857	74,404
ViewRay Inc.(a)(b)	168,039	709,125
Xtant Medical Holdings Inc.(a)(b)	9,499	15,198
Zosano Pharma Corp.(a)(b)	35,412	53,826
Zynex Inc.(a)(b)	37,250	293,157

		33,849,604

Health Care Providers & Services — 2.2%
Addus HomeCare Corp.(a)(b)	29,571	2,874,893
American Renal Associates Holdings Inc.(a)(b)	43,956	455,824
Apollo Medical Holdings Inc.(a)	15,174	279,353
Avalon GloboCare Corp.(a)(b)	57,586	111,141
Capital Senior Living Corp.(a)(b)	62,854	194,219
Catasys Inc.(a)(b)	17,368	283,272
Community Health Systems Inc.(a)(b)	207,431	601,550
Cross Country Healthcare Inc.(a)	86,388	1,003,829
CynergisTek Inc./DE(a)	23,891	78,840
Diplomat Pharmacy Inc.(a)	140,165	560,660
Enzo Biochem Inc.(a)	106,505	280,108
Exagen Inc.(a)	4,103	104,216
Fulgent Genetics Inc.(a)(b)	13,631	175,840

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Genesis Healthcare Inc.(a)(b)	199,038	$326,422
Hanger Inc.(a)	86,299	2,382,715
InfuSystem Holdings Inc.(a)	37,774	322,212
Joint Corp. (The)(a)	31,462	507,797
Option Care Health Inc.(a)(b)	296,394	1,105,550
Owens & Minor Inc.(b)	145,856	754,075
PetIQ Inc.(a)(b)	46,946	1,175,997
Precipio Inc.(a)(b)	11,898	24,391
Providence Service Corp. (The)(a)	28,056	1,660,354
Psychemedics Corp.	12,219	111,804
Quorum Health Corp.(a)(b)	75,658	72,337
RadNet Inc.(a)	101,419	2,058,806
Sharps Compliance Corp.(a)(b)	35,877	151,401
Surgery Partners Inc.(a)	57,836	905,423
Triple-S Management Corp., Class B(a)	55,817	1,032,056

		19,595,085

Health Care Technology — 0.5%
Castlight Health Inc., Class B(a)	243,918	324,411
Computer Programs & Systems Inc.	30,998	818,347
HealthStream Inc.(a)	62,297	1,694,479
HTG Molecular Diagnostics Inc.(a)(b)	65,055	45,662
Icad Inc.(a)(b)	41,394	321,631
MTBC Inc.(a)(b)	16,356	66,405
OptimizeRx Corp.(a)(b)	32,752	336,363
SCWorx Corp.(a)(b)	9,882	28,263
Simulations Plus Inc.	28,748	835,704

		4,471,265

Hotels, Restaurants & Leisure — 2.0%
Ark Restaurants Corp.	5,974	132,623
BBQ Holdings Inc.(a)	9,936	39,048
Biglari Holdings Inc., Class B, NVS(a)(b)	2,206	252,411
Carrols Restaurant Group Inc.(a)(b)	84,961	598,975
Century Casinos Inc.(a)(b)	68,397	541,704
Chuy’s Holdings Inc.(a)(b)	40,049	1,038,070
Del Taco Restaurants Inc.(a)(b)	69,312	547,911
Dover Motorsports Inc.	54,179	100,773
Drive Shack Inc.(a)(b)	157,163	575,217
El Pollo Loco Holdings Inc.(a)(b)	47,491	719,014
Everi Holdings Inc.(a)	163,566	2,196,691
FAT Brands Inc.(a)	4,363	19,852
Fiesta Restaurant Group Inc.(a)(b)	56,051	554,344
Full House Resorts Inc.(a)(b)	68,105	228,152
Golden Entertainment Inc.(a)	42,186	810,815
Habit Restaurants Inc. (The), Class A(a)(b)	50,612	527,883
Inspired Entertainment Inc.(a)(b)	22,111	149,249
J Alexander’s Holdings Inc.(a)	33,892	324,008
Kura Sushi USA Inc., Class A(a)(b)	8,064	205,229
Lindblad Expeditions Holdings Inc.(a)(b)	59,500	972,825
Luby’s Inc.(a)(b)	49,169	108,172
Monarch Casino & Resort Inc.(a)	28,040	1,361,342
Nathan’s Famous Inc.	6,917	490,277
Noodles & Co.(a)(b)	69,296	383,900
ONE Group Hospitality Inc. (The)(a)	37,306	135,794
PlayAGS Inc.(a)(b)	62,864	762,540
Potbelly Corp.(a)(b)	51,013	215,275
RCI Hospitality Holdings Inc.	21,517	441,098
Red Lion Hotels Corp.(a)(b)	65,855	245,639
Red Robin Gourmet Burgers Inc.(a)(b)	30,731	1,014,738
Ruth’s Hospitality Group Inc.	66,229	1,441,474

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Town Sports International Holdings Inc.(a)(b)	45,916	$78,516

		17,213,559

Household Durables — 1.4%
Bassett Furniture Industries Inc.	22,061	367,977
Beazer Homes USA Inc.(a)	69,968	988,648
Century Communities Inc.(a)	63,150	1,727,152
CSS Industries Inc.	20,897	92,156
Flexsteel Industries Inc.	17,815	354,875
Green Brick Partners Inc.(a)	58,963	676,895
Hamilton Beach Brands Holding Co., Class A	15,655	299,010
Hooker Furniture Corp.	27,292	701,131
Hovnanian Enterprises Inc., Class A(a)	11,753	245,285
Legacy Housing Corp.(a)(b)	13,751	228,817
Libbey Inc.(a)	56,310	81,650
Lifetime Brands Inc.	29,616	205,831
Lovesac Co. (The)(a)(b)	21,271	341,400
M/I Homes Inc.(a)	64,707	2,546,220
Mohawk Group Holdings Inc.(a)(b)	8,706	51,278
New Home Co. Inc. (The)(a)(b)	28,067	130,792
Purple Innovation Inc.(a)	13,818	120,355
Turtle Beach Corp.(a)(b)	32,497	307,097
Universal Electronics Inc.(a)(b)	32,151	1,680,211
VOXX International Corp.(a)(b)	52,762	231,098
Vuzix Corp.(a)(b)	68,993	138,676
ZAGG Inc.(a)(b)	66,452	538,926

		12,055,480

Household Products — 0.1%
Oil-Dri Corp. of America	12,659	458,889

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)(b)	259,115	603,738
Sunnova Energy International Inc.(a)(b)	32,913	367,309

		971,047

Insurance — 1.4%
Blue Capital Reinsurance Holdings Ltd.	14,167	97,186
Citizens Inc./TX(a)(b)	123,682	834,853
Conifer Holdings Inc.(a)	13,795	55,180
Crawford & Co., Class A, NVS	42,349	485,743
Donegal Group Inc., Class A	29,570	438,227
FedNat Holding Co.	27,240	453,001
Global Indemnity Ltd.	20,728	614,171
Greenlight Capital Re Ltd., Class A(a)(b)	70,662	714,393
GWG Holdings Inc.(a)	5,556	54,560
Hallmark Financial Services Inc.(a)(b)	32,119	564,331
HCI Group Inc.	14,587	665,897
Health Insurance Innovations Inc., Class A(a)(b)	23,180	447,142
Heritage Insurance Holdings Inc.	62,225	824,481
Independence Holding Co.	11,894	500,499
Investors Title Co.	3,238	515,490
Kingstone Companies Inc.	21,436	166,129
Kingsway Financial Services Inc.(a)	19,097	35,520
NI Holdings Inc.(a)	25,503	438,652
Palomar Holdings Inc.(a)(b)	29,734	1,501,270
ProSight Global Inc.(a)(b)	20,800	335,504
Protective Insurance Corp., Class B	22,811	367,029
Tiptree Inc.	61,429	500,032
United Insurance Holdings Corp.	50,168	632,618
Watford Holdings Ltd.(a)(b)	45,493	1,144,604

		12,386,512

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.5%
AutoWeb Inc.(a)	22,715	$56,106
Care.com Inc.(a)(b)	52,645	791,254
DHI Group Inc.(a)(b)	118,286	356,041
EverQuote Inc., Class A(a)	21,380	734,403
Meet Group Inc. (The)(a)	166,798	835,658
QuinStreet Inc.(a)(b)	110,168	1,686,672
Super League Gaming Inc.(a)	9,053	21,365
Travelzoo(a)(b)	12,617	135,002

		4,616,501

Internet & Direct Marketing Retail — 0.5%
Duluth Holdings Inc., Class B(a)(b)	25,687	270,484
Lands’ End Inc.(a)	25,464	427,795
Leaf Group Ltd.(a)(b)	43,165	172,660
Liquidity Services Inc.(a)	68,201	406,478
Monaker Group Inc.(a)(b)	8,235	17,788
Overstock.com Inc.(a)(b)	64,229	452,814
PetMed Express Inc.	46,463	1,092,810
Remark Holdings Inc.(a)(b)	78,950	40,659
Rubicon Project Inc. (The)(a)	119,074	971,644
RumbleON Inc., Class B(a)	22,018	18,178
U.S. Auto Parts Network Inc.(a)(b)	57,486	126,469
Waitr Holdings Inc.(a)(b)	147,447	47,478

		4,045,257

IT Services — 1.8%
ALJ Regional Holdings Inc.(a)(b)	53,255	61,243
Brightcove Inc.(a)(b)	94,381	820,171
Cass Information Systems Inc.	34,023	1,964,488
Computer Task Group Inc.(a)	34,778	180,150
CSP Inc.	9,085	118,559
Exela Technologies Inc.(a)(b)	109,737	44,740
Hackett Group Inc. (The)	57,921	934,845
I3 Verticals Inc., Class A(a)(b)	34,447	973,128
Information Services Group Inc.(a)	92,879	234,984
Internap Corp.(a)(b)	53,186	58,505
International Money Express Inc.(a)(b)	36,768	442,687
Limelight Networks Inc.(a)(b)	274,369	1,119,426
MoneyGram International Inc.(a)(b)	71,395	149,930
Paysign Inc.(a)(b)	71,469	725,410
Perficient Inc.(a)(b)	77,177	3,555,544
PFSweb Inc.(a)(b)	36,169	138,166
PRGX Global Inc.(a)(b)	51,524	253,498
ServiceSource International Inc.(a)	216,108	360,900
StarTek Inc.(a)(b)	40,993	327,124
Steel Connect Inc.(a)	91,609	133,749
Tucows Inc., Class A(a)(b)	22,741	1,404,939
Unisys Corp.(a)(b)	121,604	1,442,223
Usio Inc.(a)(b)	18,097	28,231

		15,472,640

Leisure Products — 0.7%
American Outdoor Brands Corp.(a)(b)	128,364	1,191,218
Clarus Corp.(b)	55,835	757,123
Escalade Inc.	26,585	261,330
Johnson Outdoors Inc., Class A	11,511	882,894
Malibu Boats Inc., Class A(a)	48,664	1,992,791
Marine Products Corp.	17,278	248,803
MasterCraft Boat Holdings Inc.(a)	43,637	687,283
Nautilus Inc.(a)	74,322	130,063

		6,151,505

Security	Shares	Value

Life Sciences Tools & Services — 0.5%
BioNano Genomics Inc.(a)(b)	4,647	$5,762
Champions Oncology Inc.(a)(b)	15,889	132,355
ChromaDex Corp.(a)(b)	94,502	407,304
Fluidigm Corp.(a)(b)	167,936	584,417
Harvard Bioscience Inc.(a)(b)	89,049	271,600
NanoString Technologies Inc.(a)(b)	80,787	2,247,494
Personalis Inc.(a)(b)	21,348	232,693
Quanterix Corp.(a)(b)	31,455	743,282

		4,624,907

Machinery — 2.4%
Blue Bird Corp.(a)	35,879	822,347
Briggs & Stratton Corp.	96,114	640,119
Columbus McKinnon Corp./NY	55,445	2,219,463
Commercial Vehicle Group Inc.(a)	74,094	470,497
Douglas Dynamics Inc.	53,647	2,950,585
Eastern Co. (The)	13,511	412,491
Energy Recovery Inc.(a)(b)	90,353	884,556
ExOne Co. (The)(a)(b)	26,904	200,704
FreightCar America Inc.(a)(b)	28,659	59,324
Gencor Industries Inc.(a)(b)	22,969	268,048
Graham Corp.	23,596	516,280
Hurco Companies Inc.	14,907	571,833
Jason Industries Inc.(a)(b)	41,658	15,509
Kadant Inc.	26,118	2,751,270
LB Foster Co., Class A(a)	23,763	460,527
LS Starrett Co. (The), Class A(a)	14,521	83,060
Luxfer Holdings PLC	63,377	1,173,108
Lydall Inc.(a)	40,484	830,732
Manitex International Inc.(a)(b)	36,780	218,841
Miller Industries Inc./TN	25,929	962,744
NN Inc.	101,395	937,904
Omega Flex Inc.	6,840	733,864
Park-Ohio Holdings Corp.	20,543	691,272
Perma-Pipe International Holdings Inc.(a)(b)	21,975	206,125
Spartan Motors Inc.	81,123	1,466,704
Titan International Inc.	121,515	439,884
Twin Disc Inc.(a)	24,789	273,175

		21,260,966

Marine — 0.2%
Eagle Bulk Shipping Inc.(a)(b)	105,096	483,441
Genco Shipping & Trading Ltd.	36,436	386,950
Navios Maritime Holdings Inc.(a)(b)	23,989	107,471
Pangaea Logistics Solutions Ltd.	31,471	92,839
Safe Bulkers Inc.(a)	124,271	211,261
Scorpio Bulkers Inc.	131,699	838,923

		2,120,885

Media — 1.7%
AH Belo Corp., Class A	53,231	150,111
Beasley Broadcast Group Inc., Class A	17,525	54,152
Boston Omaha Corp., Class A(a)(b)	25,292	532,144
Cardlytics Inc.(a)	33,523	2,107,256
Central European Media Enterprises Ltd., Class A(a)	213,962	969,248
comScore Inc.(a)(b)	115,983	572,956
Cumulus Media Inc., Class A(a)	33,797	593,813
Daily Journal Corp.(a)(b)	1,464	425,175
Emmis Communications Corp., Class A(a)(b)	26,880	108,326
Entercom Communications Corp., Class A	284,415	1,319,686
Entravision Communications Corp., Class A	146,113	382,816
Fluent Inc.(a)(b)	100,143	250,358

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Gannett Co. Inc.	279,050	$1,780,339
Hemisphere Media Group Inc.(a)	46,875	696,094
Lee Enterprises Inc.(a)(b)	135,374	192,231
Marchex Inc., Class B(a)	88,272	333,668
MDC Partners Inc., Class A(a)	136,583	379,701
National CineMedia Inc.	149,087	1,086,844
Saga Communications Inc., Class A	9,808	298,163
Salem Media Group Inc.	28,785	41,450
Social Reality Inc., Class A(b)(c)	23,207	0	(d)
SRAX Inc.(a)(b)	30,803	76,700
TechTarget Inc.(a)(b)	54,642	1,426,156
Townsquare Media Inc., Class A	22,969	229,001
Tribune Publishing Co.	41,917	551,628
Urban One Inc., NVS(a)(b)	54,149	102,883

		14,660,899

Metals & Mining — 0.8%
Ampco-Pittsburgh Corp.(a)(b)	22,243	66,951
Caledonia Mining Corp. PLC(a)(b)	4,487	37,780
Friedman Industries Inc.(b)	17,958	108,107
Gold Resource Corp.(b)	146,209	809,998
Haynes International Inc.	30,392	1,087,426
Mayville Engineering Co. Inc.(a)	15,045	141,122
Olympic Steel Inc.	22,396	401,336
Ramaco Resources Inc.(a)	20,344	72,831
Ryerson Holding Corp.(a)(b)	38,026	449,848
Schnitzer Steel Industries Inc., Class A	60,570	1,313,158
SunCoke Energy Inc.	172,500	1,074,675
Synalloy Corp.	20,238	261,273
TimkenSteel Corp.(a)(b)	94,758	744,798
Universal Stainless & Alloy Products Inc.(a)(b)	20,754	309,235

		6,878,538

Mortgage Real Estate Investment — 1.3%
AG Mortgage Investment Trust Inc.	76,543	1,180,293
Anworth Mortgage Asset Corp.	233,411	821,607
Ares Commercial Real Estate Corp.	63,178	1,000,739
Arlington Asset Investment Corp., Class A	89,013	495,802
Cherry Hill Mortgage Investment Corp.	39,345	574,043
Dynex Capital Inc.	53,503	906,341
Ellington Financial Inc.	74,199	1,360,068
Ellington Residential Mortgage REIT	27,724	300,805
Exantas Capital Corp.	72,811	859,898
Great Ajax Corp.	42,023	622,361
Hunt Companies Finance Trust Inc.	45,622	147,359
Manhattan Bridge Capital Inc.	16,216	103,134
Orchid Island Capital Inc.	149,454	874,306
Ready Capital Corp.	75,897	1,170,332
Western Asset Mortgage Capital Corp.	117,342	1,212,143

		11,629,231

Multi-Utilities — 0.2%
Unitil Corp.	34,231	2,116,160

Multiline Retail — 0.1%
JC Penney Co. Inc.(a)(b)	768,153	860,331
Tuesday Morning Corp.(a)(b)	109,330	202,261

		1,062,592

Oil, Gas & Consumable Fuels — 3.1%
Abraxas Petroleum Corp.(a)(b)	393,683	138,222
Adams Resources & Energy Inc.(b)	5,377	204,702
American Resources Corp.(a)(b)	21,197	13,354

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Amplify Energy Corp.	30,519	$201,731
Ardmore Shipping Corp.(a)	80,228	726,063
Bonanza Creek Energy Inc.(a)(b)	44,372	1,035,643
Centrus Energy Corp., Class A(a)(b)	13,157	90,520
Chaparral Energy Inc., Class A(a)	79,673	140,225
Clean Energy Fuels Corp.(a)(b)	319,822	748,384
Comstock Resources Inc.(a)(b)	36,526	300,609
Contango Oil & Gas Co.(a)(b)	161,813	593,854
DHT Holdings Inc.	216,179	1,789,962
Diamond S Shipping Inc.(a)	53,832	901,148
Dorian LPG Ltd.(a)	66,546	1,030,132
Earthstone Energy Inc., Class A(a)(b)	48,876	309,385
Energy Fuels Inc./Canada(a)(b)	224,168	428,161
Evolution Petroleum Corp.	64,256	351,480
Falcon Minerals Corp.	93,020	656,721
Goodrich Petroleum Corp.(a)	24,331	244,283
Hallador Energy Co.	52,015	154,485
HighPoint Resources Corp.(a)(b)	270,562	457,250
International Seaways Inc.(a)	60,161	1,790,391
Lilis Energy Inc.(a)(b)	203,723	77,415
Lonestar Resources U.S. Inc., Class A(a)(b)	55,949	146,027
Montage Resources Corp.(a)	50,129	398,024
NACCO Industries Inc., Class A	8,867	415,242
Navios Maritime Acquisition Corp.	20,390	173,315
NextDecade Corp.(a)(b)	28,275	173,609
Nordic American Tankers Ltd.	332,069	1,633,780
Northern Oil and Gas Inc.(a)	709,491	1,660,209
Overseas Shipholding Group Inc., Class A(a)	151,967	349,524
Pacific Ethanol Inc.(a)	117,156	76,151
Panhandle Oil and Gas Inc., Class A	39,281	440,340
PEDEVCO Corp.(a)(b)	17,346	28,794
Penn Virginia Corp.(a)	31,842	966,405
Renewable Energy Group Inc.(a)(b)	87,516	2,358,556
REX American Resources Corp.(a)(b)	13,576	1,112,689
Ring Energy Inc.(a)(b)	143,287	378,278
Rosehill Resources Inc.(a)(b)	25,561	32,718
SandRidge Energy Inc.(a)	75,026	318,110
SilverBow Resources Inc.(a)	17,234	170,617
Teekay Corp.	162,960	866,947
Teekay Tankers Ltd., Class A(a)	56,718	1,359,530
Torchlight Energy Resources Inc.(a)(b)	123,839	94,142
Uranium Energy Corp.(a)(b)	443,053	407,254
VAALCO Energy Inc.(a)(b)	146,231	324,633
Vertex Energy Inc.(a)(b)	75,686	116,556
W&T Offshore Inc.(a)(b)	223,168	1,240,814

		27,626,384

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)	37,744	806,212
Verso Corp., Class A(a)(b)	83,060	1,497,572

		2,303,784

Personal Products — 0.2%
Lifevantage Corp.(a)(b)	34,409	537,125
Mannatech Inc.	5,496	86,067
Natural Alternatives International Inc.(a)	14,301	114,122
Natural Health Trends Corp.	16,111	86,677
Nature’s Sunshine Products Inc.(a)	21,959	196,094
United-Guardian Inc.	8,623	169,442
Veru Inc.(a)	111,197	372,510

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Youngevity International Inc.(a)(b)	20,401	$66,507

		1,628,544

Pharmaceuticals — 4.0%
AcelRx Pharmaceuticals Inc.(a)(b)	189,109	399,020
Acer Therapeutics Inc.(a)(b)	15,106	60,575
Aclaris Therapeutics Inc.(a)	74,641	141,071
Adamis Pharmaceuticals Corp.(a)(b)	114,094	79,911
Adolor Corp. Escrow(a)(c)	77,501	1
Aerpio Pharmaceuticals Inc.(a)(b)	54,935	34,252
Agile Therapeutics Inc.(a)	69,925	174,812
ANI Pharmaceuticals Inc.(a)(b)	22,265	1,373,083
Aquestive Therapeutics Inc.(a)(b)	26,786	155,895
Arvinas Holding Co. LLC(a)(b)	50,369	2,069,662
Assertio Therapeutics Inc.(a)(b)	162,239	202,799
Avenue Therapeutics Inc.(a)(b)	16,985	163,056
Axsome Therapeutics Inc.(a)	60,197	6,221,962
Aytu BioScience Inc.(a)(b)	16,383	15,932
BioDelivery Sciences International Inc.(a)	203,168	1,284,022
Cara Therapeutics Inc.(a)(b)	96,374	1,552,585
cbdMD Inc.(a)(b)	24,014	54,272
Cerecor Inc.(a)	52,202	281,369
Chiasma Inc.(a)(b)	82,734	410,361
Clearside Biomedical Inc.(a)(b)	83,375	241,787
Cocrystal Pharma Inc.(a)	30,550	15,138
Collegium Pharmaceutical Inc.(a)(b)	77,420	1,593,304
CorMedix Inc.(a)(b)	56,965	414,705
Cumberland Pharmaceuticals Inc.(a)(b)	25,990	133,849
Cymabay Therapeutics Inc.(a)(b)	164,454	322,330
Dermira Inc.(a)(b)	114,276	1,732,424
Eloxx Pharmaceuticals Inc.(a)	60,313	443,904
Eton Pharmaceuticals Inc.(a)(b)	29,096	209,491
Evofem Biosciences Inc.(a)(b)	36,004	222,145
Evolus Inc.(a)(b)	39,827	484,695
Eyenovia Inc.(a)(b)	23,022	103,139
EyePoint Pharmaceuticals Inc.(a)(b)	150,557	233,363
Fulcrum Therapeutics Inc.(a)(b)	10,881	181,060
Harrow Health Inc.(a)(b)	52,775	410,589
Innovate Biopharmaceuticals Inc.(a)(b)	79,762	44,435
Kala Pharmaceuticals Inc.(a)(b)	54,666	201,718
Kaleido Biosciences Inc.(a)(b)	17,515	87,925
KemPharm Inc.(a)	58,825	22,312
Lannett Co. Inc.(a)	76,181	671,916
Lipocine Inc.(a)	48,985	18,854
Liquidia Technologies Inc.(a)	31,968	136,663
Marinus Pharmaceuticals Inc.(a)(b)	120,484	260,245
Melinta Therapeutics Inc.(a)(b)	15,604	8,287
Menlo Therapeutics Inc.(a)(b)	36,944	171,420
Neos Therapeutics Inc.(a)(b)	118,484	178,911
Novan Inc.(a)(b)	46,425	146,703
Novus Therapeutics Inc.(a)(b)	23,340	13,537
Ocular Therapeutix Inc.(a)(b)	97,536	385,267
Odonate Therapeutics Inc.(a)	28,380	920,931
Omeros Corp.(a)(b)	113,322	1,596,707
Omthera Pharmaceuticals Inc., NVS(c)	60,904	16,444
OncoMed Pharmaceuticals Inc., NVS(c)	60,904	609
Opiant Pharmaceuticals Inc.(a)(b)	9,619	138,514
Optinose Inc.(a)(b)	60,517	557,967
Oramed Pharmaceuticals Inc.(a)(b)	35,261	181,594
Osmotica Pharmaceuticals PLC(a)(b)	21,210	148,258
Otonomy Inc.(a)(b)	65,806	252,037

Security	Shares	Value

Pharmaceuticals (continued)
Paratek Pharmaceuticals Inc.(a)(b)	76,851	$309,710
Phathom Pharmaceuticals Inc.(a)	24,229	754,491
PLx Pharma Inc.(a)	5,883	25,709
ProPhase Labs Inc.	19,393	38,204
Provention Bio Inc.(a)(b)	70,270	1,047,023
Recro Pharma Inc.(a)	47,120	863,710
resTORbio Inc.(a)(b)	30,349	45,220
Revance Therapeutics Inc.(a)(b)	107,368	1,742,583
Satsuma Pharmaceuticals Inc.(a)	3,589	70,632
scPharmaceuticals Inc.(a)(b)	15,919	90,102
SCYNEXIS Inc.(a)	128,062	116,536
Seelos Therapeutics Inc.(a)(b)	40,048	53,664
Senestech Inc.(a)(b)	55,534	30,544
SIGA Technologies Inc.(a)(b)	134,137	639,833
Strongbridge Biopharma PLC(a)	89,177	186,380
Tetraphase Pharmaceuticals Inc.(a)	3,010	8,458
TFF Pharmaceuticals Inc.(a)	1,959	10,481
Verrica Pharmaceuticals Inc.(a)(b)	30,978	492,240
VIVUS Inc.(a)(b)	24,617	66,958
Xeris Pharmaceuticals Inc.(a)(b)	65,056	458,645
Zynerba Pharmaceuticals Inc.(a)(b)	53,809	325,006

		34,953,946

Professional Services — 1.7%
Acacia Research Corp.(a)	105,366	280,273
Barrett Business Services Inc.	17,410	1,574,909
BG Staffing Inc.	23,704	518,880
CRA International Inc.	17,982	979,479
DLH Holdings Corp.(a)	13,761	57,659
Forrester Research Inc.	25,969	1,082,907
Franklin Covey Co.(a)(b)	23,967	772,456
GP Strategies Corp.(a)	30,220	399,811
Heidrick & Struggles International Inc.	44,692	1,452,490
Hill International Inc.(a)(b)	103,929	328,416
Hudson Global Inc.(a)(b)	8,119	97,022
InnerWorkings Inc.(a)(b)	104,333	574,875
Kelly Services Inc., Class A, NVS	77,770	1,756,047
Kforce Inc.	47,661	1,892,142
Mastech Digital Inc.(a)	8,386	92,833
Mistras Group Inc.(a)	42,951	612,911
RCM Technologies Inc.(a)	23,737	71,211
Red Violet Inc.(a)(b)	13,733	254,198
Resources Connection Inc.	72,123	1,177,769
Volt Information Sciences Inc.(a)(b)	35,094	87,033
Willdan Group Inc.(a)(b)	24,011	763,069

		14,826,390

Real Estate Management & Development — 0.5%
Altisource Asset Management Corp.(a)	1,094	13,511
Altisource Portfolio Solutions SA(a)(b)	13,488	260,723
American Realty Investors Inc.(a)	6,036	103,397
Consolidated-Tomoka Land Co.	12,375	746,460
eXp World Holdings Inc.(a)(b)	43,599	493,977
Forestar Group Inc.(a)	26,052	543,184
FRP Holdings Inc.(a)	17,489	871,127
Griffin Industrial Realty Inc.	3,062	121,102
Maui Land & Pineapple Co. Inc.(a)(b)	16,346	183,892
Rafael Holdings Inc., Class B(a)(b)	25,990	463,662
Tejon Ranch Co.(a)	54,830	876,183
Trinity Place Holdings Inc.(a)(b)	43,424	130,706

		4,807,924

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.2%
Covenant Transportation Group Inc., Class A(a)	29,411	$380,137
Daseke Inc.(a)(b)	108,888	344,086
PAM Transportation Services Inc.(a)	4,572	263,850
Roadrunner Transportation Systems Inc.(a)(b)	8,601	79,215
U.S. Xpress Enterprises Inc., Class A(a)(b)	52,767	265,418
Universal Logistics Holdings Inc.	18,932	358,951
USA Truck Inc.(a)(b)	19,415	144,642
YRC Worldwide Inc.(a)(b)	77,931	198,724

		2,035,023

Semiconductors & Semiconductor Equipment — 2.9%
Adesto Technologies Corp.(a)(b)	65,469	556,487
Aehr Test Systems(a)(b)	48,259	96,518
Alpha & Omega Semiconductor Ltd.(a)	47,599	648,298
Amtech Systems Inc.(a)(b)	29,388	210,418
Atomera Inc.(a)(b)	34,918	107,547
Axcelis Technologies Inc.(a)(b)	76,723	1,848,641
AXT Inc.(a)(b)	89,524	389,429
CEVA Inc.(a)	52,206	1,407,474
Cohu Inc.	96,055	2,194,857
CyberOptics Corp.(a)(b)	16,721	307,332
DSP Group Inc.(a)(b)	54,102	851,566
Everspin Technologies Inc.(a)(b)	29,802	156,759
GSI Technology Inc.(a)(b)	38,958	276,212
Ichor Holdings Ltd.(a)	52,484	1,746,143
Impinj Inc.(a)	37,994	982,525
inTEST Corp.(a)(b)	24,070	143,217
Kopin Corp.(a)(b)	171,708	68,872
NeoPhotonics Corp.(a)	93,627	825,790
NVE Corp.	10,762	768,407
Onto Innovation Inc.(a)	116,905	4,271,709
PDF Solutions Inc.(a)(b)	69,880	1,180,273
Photronics Inc.(a)	153,982	2,426,756
Pixelworks Inc.(a)(b)	87,844	344,348
SMART Global Holdings Inc.(a)(b)	31,559	1,197,348
Ultra Clean Holdings Inc.(a)(b)	94,475	2,217,328

		25,224,254

Software — 2.7%
A10 Networks Inc.(a)(b)	127,506	875,966
Agilysys Inc.(a)	50,482	1,282,748
American Software Inc./GA, Class A	70,320	1,046,362
Asure Software Inc.(a)(b)	29,255	239,306
AudioEye Inc.(a)(b)	10,292	48,269
Aware Inc./MA(a)(b)	40,745	136,903
ChannelAdvisor Corp.(a)(b)	66,537	601,494
CYREN Ltd.(a)	8,336	10,670
Digimarc Corp.(a)(b)	28,202	946,459
Digital Turbine Inc.(a)	190,505	1,358,301
Domo Inc., Class B(a)	41,806	908,026
eGain Corp.(a)	48,763	386,203
Finjan Holdings Inc.(a)(b)	48,109	96,699
GlobalSCAPE Inc.	27,216	267,533
GSE Systems Inc.(a)	45,050	74,333
GTY Technology Holdings Inc.(a)(b)	98,859	582,280
Ideanomics Inc.(a)(b)	111,524	95,431
Intelligent Systems Corp.(a)(b)	16,155	645,231
Inuvo Inc.(a)(b)	63,404	18,749
Issuer Direct Corp.(a)	5,332	62,331
Majesco(a)	18,463	152,320
Mind CTI Ltd.	53,991	130,388

Security	Shares	Value

Software (continued)
Mitek Systems Inc.(a)(b)	78,542	$600,846
MobileIron Inc.(a)(b)	233,355	1,134,105
Model N Inc.(a)	79,395	2,784,383
NetSol Technologies Inc.(a)	24,882	99,528
OneSpan Inc.(a)(b)	78,877	1,350,374
Park City Group Inc.(a)(b)	30,101	152,311
Phunware Inc.(a)	76,563	91,110
QAD Inc., Class A	26,936	1,371,850
Qumu Corp.(a)	19,390	50,608
RealNetworks Inc.(a)(b)	58,974	70,769
Rimini Street Inc.(a)(b)	48,256	187,233
Riot Blockchain Inc.(a)(b)	37,540	42,045
Rosetta Stone Inc.(a)	49,831	903,934
Seachange International Inc.(a)(b)	72,085	302,036
SharpSpring Inc.(a)(b)	24,789	284,330
ShotSpotter Inc.(a)(b)	19,419	495,184
SITO Mobile Ltd.(a)(b)	56,815	15,772
Smith Micro Software Inc.(a)(b)	58,770	233,905
Support.com Inc.	37,414	40,781
Synacor Inc.(a)	78,302	119,019
Synchronoss Technologies Inc.(a)(b)	95,236	452,371
Telaria Inc.(a)(b)	105,107	925,993
Telenav Inc.(a)(b)	78,178	379,945
Veritone Inc.(a)(b)	36,550	91,010
VirnetX Holding Corp.(a)(b)	148,719	565,132
Zix Corp.(a)	129,810	880,112

		23,590,688

Specialty Retail — 2.3%
America’s Car-Mart Inc./TX(a)(b)	14,703	1,612,331
Ascena Retail Group Inc.(a)(b)	19,386	148,594
Barnes & Noble Education Inc.(a)(b)	99,126	423,268
Big 5 Sporting Goods Corp.	49,189	147,567
Blink Charging Co.(a)(b)	44,191	82,195
Boot Barn Holdings Inc.(a)(b)	66,945	2,981,061
Build-A-Bear Workshop Inc.(a)(b)	35,045	113,546
Cato Corp. (The), Class A	52,219	908,611
Chico’s FAS Inc.	275,932	1,051,301
Citi Trends Inc.	25,588	591,595
Conn’s Inc.(a)(b)	43,124	534,306
Container Store Group Inc. (The)(a)(b)	38,366	161,905
Destination XL Group Inc.(a)(b)	89,778	114,916
Express Inc.(a)(b)	155,255	756,092
GNC Holdings Inc., Class A(a)(b)	197,662	533,687
Haverty Furniture Companies Inc.	41,493	836,499
Hibbett Sports Inc.(a)(b)	41,625	1,167,165
J. Jill Inc.	33,251	37,574
Kirkland’s Inc.(a)(b)	30,801	38,193
Lazydays Holdings Inc.(a)	14,411	62,111
Lumber Liquidators Holdings Inc.(a)(b)	67,661	661,048
MarineMax Inc.(a)(b)	49,919	833,148
RTW RetailWinds Inc.(a)	74,920	60,011
Shoe Carnival Inc.(b)	21,954	818,445
Sportsman’s Warehouse Holdings Inc.(a)(b)	101,188	812,540
Stage Stores Inc.	61,497	499,356
Tailored Brands Inc.(b)	120,481	498,791
Tandy Leather Factory Inc.(a)	15,685	89,561
Tilly’s Inc., Class A	52,174	639,131
Winmark Corp.	5,671	1,124,559

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)	47,385	$1,636,678

		19,975,785

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	16,514	226,572
Avid Technology Inc.(a)(b)	68,603	588,614
Boxlight Corp., Class A(a)(b)	9,949	11,043
Eastman Kodak Co.(a)(b)	36,169	168,186
Immersion Corp.(a)(b)	76,513	568,491
Intevac Inc.(a)(b)	55,535	392,077
One Stop Systems Inc.(a)(b)	18,760	37,895
Sonim Technologies Inc.(a)(b)	11,522	41,825
TransAct Technologies Inc.	17,780	195,047

		2,229,750

Textiles, Apparel & Luxury Goods — 0.5%
Centric Brands Inc.(a)(b)	21,973	47,681
Charles & Colvard Ltd.(a)(b)	51,996	73,834
Crown Crafts Inc.	24,413	150,140
Culp Inc.	25,999	354,106
Delta Apparel Inc.(a)	14,482	450,390
Jerash Holdings U.S. Inc.	3,089	18,102
Lakeland Industries Inc.(a)	21,099	227,869
Movado Group Inc.	37,190	808,511
Rocky Brands Inc.	15,941	469,144
Sequential Brands Group Inc.(a)(b)	102,416	35,078
Superior Group of Companies Inc.	26,555	359,555
Unifi Inc.(a)	34,088	861,063
Vera Bradley Inc.(a)(b)	48,160	568,288
Vince Holding Corp.(a)	7,433	128,665

		4,552,426

Thrifts & Mortgage Finance — 3.1%
Bridgewater Bancshares Inc.(a)	59,076	814,067
Central Federal Corp.(a)(b)	10,411	145,234
Entegra Financial Corp.(a)	17,251	520,290
ESSA Bancorp. Inc.	28,767	487,601
Federal Agricultural Mortgage Corp., Class C, NVS	21,921	1,830,404
First Defiance Financial Corp.	50,029	1,575,413
First Seacoast Bancorp.(a)(b)	5,786	54,504
FS Bancorp. Inc.	10,059	641,664
Hingham Institution for Savings	3,442	723,508
Home Bancorp. Inc.	20,503	803,513
HomeStreet Inc.(a)	55,339	1,881,526
Impac Mortgage Holdings Inc.(a)	25,607	134,693
Luther Burbank Corp.	52,414	604,333
Merchants Bancorp/IN	22,221	437,976
Meridian Bancorp. Inc.	119,857	2,407,927
MMA Capital Holdings Inc.(a)	12,673	403,001
Mr Cooper Group Inc.(a)	182,115	2,278,259
Ocwen Financial Corp.(a)	324,918	445,138
OP Bancorp.	35,964	372,947
PB Bancorp Inc.	22,724	344,496
PCSB Financial Corp.	42,033	851,168
Pioneer Bancorp Inc/NY(a)(b)	27,068	414,411
Ponce de Leon Federal Bank(a)(b)	25,702	377,819
Provident Bancorp Inc.(a)(b)	22,195	276,328
Provident Financial Holdings Inc.	18,131	397,069
Prudential Bancorp. Inc.	25,617	474,683
Randolph Bancorp Inc.(a)(b)	16,686	294,508
Rhinebeck Bancorp Inc.(a)(b)	13,243	149,778
Riverview Bancorp. Inc.	58,472	480,055

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Sachem Capital Corp.	43,095	$187,032
Security National Financial Corp., Class A(a)(b)	25,623	149,895
Severn Bancorp. Inc.	27,569	256,667
Southern Missouri Bancorp. Inc.	20,273	777,672
Sterling Bancorp Inc./MI	39,683	321,432
Territorial Bancorp. Inc.	23,185	717,344
Timberland Bancorp. Inc./WA	18,954	563,692
United Community Financial Corp./OH	119,800	1,396,868
Waterstone Financial Inc.	61,793	1,175,921
Western New England Bancorp Inc.	64,451	620,663

		26,789,499

Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	274,742	302,216
Pyxus International Inc.(a)(b)	18,892	168,894
Turning Point Brands Inc.(b)	20,176	577,034

		1,048,144

Trading Companies & Distributors — 0.9%
BlueLinx Holdings Inc.(a)(b)	21,433	305,420
CAI International Inc.(a)(b)	38,653	1,120,164
DXP Enterprises Inc./TX(a)	38,862	1,547,096
EVI Industries Inc.(b)	10,958	296,304
Foundation Building Materials Inc.(a)(b)	46,821	905,986
General Finance Corp.(a)(b)	27,955	309,462
Houston Wire & Cable Co.(a)(b)	39,249	173,088
Huttig Building Products Inc.(a)(b)	58,704	90,404
Lawson Products Inc./DE(a)	10,255	534,286
Titan Machinery Inc.(a)(b)	45,422	671,337
Transcat Inc.(a)(b)	17,172	547,100
Veritiv Corp.(a)	30,603	601,961
Willis Lease Finance Corp.(a)	7,348	432,871

		7,535,479

Water Utilities — 0.8%
AquaVenture Holdings Ltd.(a)	34,094	924,629
Artesian Resources Corp., Class A, NVS	20,262	753,949
Cadiz Inc.(a)(b)	32,364	356,651
Consolidated Water Co. Ltd.	35,087	571,918
Global Water Resources Inc.	30,548	401,706
Middlesex Water Co.	38,908	2,473,382
Pure Cycle Corp.(a)(b)	42,154	530,719
York Water Co. (The)	31,424	1,448,961

		7,461,915

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	104,114	1,140,049
Gogo Inc.(a)(b)	130,185	833,184
Spok Holdings Inc.	43,214	528,507

		2,501,740

Total Common Stocks — 99.8% (Cost: $885,897,695)		874,489,819

Short-Term Investments

Money Market Funds — 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(e)(f)(g)	155,873,026	155,935,376

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	2,127,085	$2,127,085

		158,062,461

Total Short-Term Investments — 18.0% (Cost: $158,003,751)		158,062,461

Total Investments in Securities — 117.8% (Cost: $1,043,901,446)		1,032,552,280

Other Assets, Less Liabilities — (17.8)%		(156,073,800)

Net Assets — 100.0%		$876,478,480

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	164,640,868	(8,767,842)	155,873,026	$155,935,376	$3,827,030	(a)	$3,383	$(942)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,626	1,009,459	2,127,085	2,127,085	23,708		—	—

				$158,062,461	$3,850,738		$3,383	$(942)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	26	03/20/20	$2,172	$11,957

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$874,469,415	$—	$20,404	$874,489,819
Money Market Funds	158,062,461	—	—	158,062,461

	$1,032,531,876	$—	$20,404	$1,032,552,280

Derivative financial instruments(a)
Assets
Futures Contracts	$11,957	$—	$—	$11,957

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Micro-Cap ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares